Goehring & Rozencwajg Resources Fund	Schedule of Investments

February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.1%)
ENERGY (35.4%)
Oil & Gas Producers (27.9%)
Antero Resources Corp.(a)	451,525	$16,570,968
Birchcliff Energy, Ltd.	3,016,546	11,551,177
Canadian Natural Resources, Ltd.	351,840	9,934,449
Civitas Resources, Inc.	103,430	3,965,506
Comstock Resources, Inc.(a)	389,419	7,001,754
Diamondback Energy, Inc.	37,395	5,944,309
EQT Corp.	322,415	15,530,731
Expand Energy Corp.	59,313	5,864,869
Matador Resources Co.	154,314	8,076,795
Range Resources Corp.	773,980	28,730,137
		113,170,695
Oil & Gas Services & Equipment (7.5%)
Borr Drilling, Ltd.(a)	558,109	1,417,597
CES Energy Solutions Corp.	195,736	1,082,349
Noble Corp. PLC	208,334	5,395,851
NOV, Inc.	102,705	1,532,359
Oceaneering International, Inc.(a)	252,981	5,588,349
Schlumberger NV	98,708	4,112,175
Seadrill, Ltd.(a)	260,242	6,628,363
Tidewater, Inc.(a)	3,914	178,557
Transocean Ltd.(a)	472,044	1,392,530
Valaris, Ltd.(a)	90,531	3,231,957
		30,560,087
MATERIALS (60.7%)
Agricultural Chemicals (6.9%)
Mosaic Co.	232,376	5,558,434
Nutrien Ltd.	426,497	22,331,383
		27,889,817
Base Metal (11.7%)
Amerigo Resources Ltd.	1,554,418	1,944,701
Cameco Corp.	354,869	15,628,430
First Quantum Minerals Ltd.(a)	164,737	2,043,912
Freeport-McMoRan, Inc.	122,402	4,517,858
GMK Norilskiy Nickel PAO(a)(b)	5	–
Hudbay Minerals, Inc.	423,573	3,006,805
Ivanhoe Mines Ltd. - Class A(a)	644,900	6,120,254
Lundin Mining Corp.	285,532	2,287,414
Mako Mining Corp.(a)	290,971	770,291
NAC Kazatomprom JSC(c)	177,026	6,266,720

See Notes to Schedule of Investments

Goehring & Rozencwajg Resources Fund	Schedule of Investments

February 28, 2025 (Unaudited)

Security Description	Shares	Value
Base Metal (continued)
NexGen Energy, Ltd.(a)	778,616	$4,118,879
Trilogy Metals, Inc.(a)	689,701	982,052
		47,687,316
Chemicals (0.7%)
Intrepid Potash, Inc.	112,990	2,947,909

Metals & Mining (39.9%)
Alamos Gold, Inc.	658,507	15,053,469
Alpha Metallurgical Resources, Inc.(a)	46,199	6,353,286
Anglo American Platinum, Ltd.	1,427,655	7,152,552
Artemis Gold, Inc.(a)	792,156	8,656,635
Asante Gold Corp.(a)	1,952,670	1,457,670
Bellevue Gold, Ltd.(a)	2,100,709	1,531,604
Brixton Metals Corp.(a)	7,101,600	466,322
Caledonia Mining Corp. PLC	141,578	1,425,690
Calibre Mining Corp.(a)	1,726,212	3,400,521
Centrus Energy Corp.(a)	113,500	10,297,855
Chilean Metals, Inc.(a)(b)	74,469	–
Core Natural Resources, Inc.	177,267	13,162,074
Denison Mines Corp.(a)	2,026,200	3,019,038
Encore Energy Corp.(a)	620,400	1,563,408
Energy Fuels, Inc.(a)	630,200	2,596,424
Equinox Gold Corp.(a)	838,405	5,372,051
Erdene Resource Development Corp.(a)	5,917,000	2,781,102
Foran Mining Corp.(a)	2,833,553	7,932,186
Founders Metals, Inc.(a)	568,287	2,231,118
G Mining Ventures Corp.(a)	461,277	4,852,695
GMK Norilskiy Nickel PAO(b)	285,500	–
GoGold Resources, Inc.(a)	2,100,795	2,207,160
Greenheart Gold, Inc.(a)	316,635	179,465
Guardian Metal Resources PLC(a)	3,161,956	1,312,543
Gunnison Copper Corp.(a)	641,182	75,342
Impala Platinum Holdings, Ltd.	1,475,010	7,168,549
Ivanhoe Electric, Inc.(a)	921,113	5,720,112
K92 Mining, Inc.(a)	276,700	1,836,060
Loncor Gold, Inc.(a)	4,917,200	1,835,347
Los Andes Copper, Ltd.(a)	99,703	468,623
Minera Alamos, Inc.(a)	3,020,809	642,059
Montage Gold Corp.(a)(c)	1,714,410	2,820,319
Mountain Province Diamonds, Inc.	317,715	13,725
Novagold Resources, Inc.(a)	201,790	605,370
Omai Gold Mines Corp.(a)	1,435,900	347,375
Orezone Gold Corp.(a)	5,592,311	3,169,653
Orla Mining, Ltd.(a)	750,050	5,251,776
Pan American Silver Corp.	152,338	3,630,215

See Notes to Schedule of Investments

Goehring & Rozencwajg Resources Fund	Schedule of Investments

February 28, 2025 (Unaudited)

Security Description	Shares	Value
Metals & Mining (continued)
Power Metallic Mines, Inc.(a)	2,532,536	$2,800,800
Power Metallic Mines, Inc. (Restricted)(a)	954,144	1,055,214
Sibanye Stillwater, Ltd.	1,798,412	5,736,934
Skeena Resources, Ltd.(a)	828,284	8,169,769
Trilogy Metals, Inc.(a)	18,700	26,741
Triple Flag Precious Metals Corp.	53,712	878,029
United Co. RUSAL International PJSC(b)	1,326,798	–
Uranium Energy Corp.(a)	933,502	5,227,611
Ur-Energy, Inc.(a)	1,753,100	1,679,470
		162,163,961
Precious Metal Mining (1.5%)
Endeavour Mining PLC	303,403	6,012,486

TOTAL COMMON STOCKS
(Cost $337,079,214)		390,432,271

MUTUAL FUND (2.9%)
MATERIALS (2.9%)
Base Metal (2.9%)
Sprott Physical Uranium Trust(a)	821,381	11,786,328

TOTAL MUTUAL FUND
(Cost $9,163,362)		11,786,328

WARRANTS (0.0%)(d)
MATERIALS (0.0%)(d)
Metals & Mining (0.0%)(d)
Brixton Metals Corp. Warrants, Expires 11/21/2025, Strike Price $0.23	2,395,500	–
Guardian Metal Resources Warrants, Expires 08/28/2026, Strike Price $0.00	1,597,128	–
Loncor Gold Restricted Warrants, Expires 05/05/2025, Strike Price $0.60(c)	2,000,000	–
Loncor Gold Warrants, Expires 12/31/2049, Strike Price $0.00	900,000	–
		–
TOTAL WARRANTS
(Cost $–)		–

See Notes to Schedule of Investments

Goehring & Rozencwajg Resources Fund	Schedule of Investments

February 28, 2025 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS (1.0%)
Dreyfus Treasury Securities Cash Management, Institutional Class (7 day yield 4.217%)	4,004,664	$4,004,664

TOTAL SHORT TERM INVESTMENTS
(Cost $4,004,664)		4,004,664

TOTAL INVESTMENTS - (100.0%)
(Cost $350,247,240)		406,223,263

Liabilities in Excess of Other Assets - (0.0%)		(14,670)

NET ASSETS - (100.0%)		$406,208,593

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)

Securities were originally issued pursuant to Rule 144 or Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2025, the aggregate market value of those securities was

$9,087,039, which represents approximately 2.24% of net assets.

(d)	Less than 0.05%

COUNTRY COMPOSITION
(As of February 28, 2025)
Canada	46.5%
United States	42.2%
South Africa	5.3%
Great Britain	3.4%
Kazakhstan	1.5%
Australia	0.4%
Bermuda	0.4%
Switzerland	0.3%
Russia	0.0%
Total	100.0%

Percentages are based upon common stocks, rights, warrants, corporate bonds, private securities and short-term investments as a percentage of net assets.

See Notes to Schedule of Investments

Goehring & Rozencwajg Resources Fund

Notes to Schedule of Investments

February 28, 2025 (Unaudited)

1. ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no-load investment portfolio of Goehring & Rozencwajg Investment Funds (the “Trust”), an open-end series management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 30, 2016. The Fund is a diversified investment company with an investment objective which seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund currently offers Retail Class Shares and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structure. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. The Fund’s Investment Adviser is Goehring & Rozencwajg Associates, LLC (the “Adviser”).

The Fund will concentrate its investments in the securities of natural resources companies and other investments which provide economic exposure to natural resources or natural resources companies. When a Fund concentrates its investments in a particular sector or in particular industries, financial, economic, business, and other developments affecting issuers in that sector or in those industries will have a greater effect on that Fund than if it had not concentrated its assets in that sector or in those industries. The Fund’s concentration in natural resources investments exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. By investing primarily in natural resources investments, the Fund runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, or if there is no closing price or official closing price, the last sale price. If there have been no sales on that day, the securities are valued at the mean of the current bid and ask price. U.S. and non U.S. government and corporate debt securities are typically traded in the over-the-counter market internationally, and are generally valued using prices supplied by a pricing vendor approved by the Board based on the midpoint of quotes from multiple dealers and other factors deemed relevant by the pricing vendor. In the case of other securities not traded on an exchange, or if closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. U.S. government and agency securities are valued by a third-party pricing vendor at the mean between the closing bid and ask prices. Other than with respect to the debt securities discussed above, the market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use, instead of quotes from dealers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments. Derivatives are valued using market quotations, a price supplied by a pricing service or counterparty, or using the fair value procedures discussed below, depending on the type of derivative and the availability of market quotations. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in the underlying funds are based on the underlying fund’s net asset value. Available cash is generally invested into a money market fund by the Fund’s custodian, and is valued at the latest net asset value per share as reported to the Fund’s administrator.

Goehring & Rozencwajg Resources Fund

Notes to Schedule of Investments

February 28, 2025 (Unaudited)

When the price quotations described above are not available, or when the Adviser believes that they are unreliable, the Fund’s assets may be priced using fair value procedures approved by the Board. Because the Fund invests in investments that may be thinly traded or for which the price quotations described above may not be readily available or may be unreliable – such as securities of small capitalization companies, securities of issuers located in emerging markets, high yield securities and derivatives – the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid – such as equity securities of large capitalization domestic issuers. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Goehring & Rozencwajg Resources Fund

Notes to Schedule of Investments

February 28, 2025 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$389,377,057	$1,055,214	$–	$390,432,271
Warrants	–	–	–	–
Mutual Fund	11,786,328	–	–	11,786,328
Short Term Investments	4,004,664	–	–	4,004,664
Total	$405,168,049	$1,055,214	$–	$406,223,263

*	See Schedule of Investments for industry classification.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion or amortization of discounts or premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and interest income is recognized on an accrual basis, are allocated daily to each class in proportion to its average daily net assets.